Earnings Per Share - Basic and Diluted (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted average common shares outstanding	134,645,729	143,795,454	138,551,804	145,156,045	122,620,950
Add: Effect of stock options and restricted stock	186,829	703,313	1,148,300	1,246,241	831,615
Weighted average common shares outstanding for diluted calculation	134,832,558	144,498,767	139,700,104	146,402,286	123,452,565